                  DEAN WITTER SELECT DIMENSIONS VARIABLE ANNUITY
                         Hartford Life Insurance Company

      Supplement Dated December 20, 1995 to the Dean Witter Select Dimensions
                  Variable Annuity Prospectus dated May 1, 1995


The subsection of the prospectus entitled "The Company" is amended as follows:

Effective December 20, 1995, Hartford Fire Insurance Company became an independent, publicly traded corporation and is no longer a subsidiary of ITT Corporation.

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